Average Annual Total Returns{- Fidelity® Series Growth Company Fund} - 11.30 Fidelity Series Growth Company Fund - Series PRO-08 - Fidelity® Series Growth Company Fund	Fidelity Series Growth Company Fund-Default Return Before Taxes Past 1 year	Fidelity Series Growth Company Fund-Default Return Before Taxes Past 5 years	Fidelity Series Growth Company Fund-Default Return Before Taxes Since Inception		Fidelity Series Growth Company Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Growth Company Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Growth Company Fund-Default After Taxes on Distributions Since Inception		Fidelity Series Growth Company Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Growth Company Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Growth Company Fund-Default After Taxes on Distributions and Sales Since Inception		RS007 Past 1 year	RS007 Past 5 years	RS007 Since Inception
Total	24.06%	31.25%	22.94%	[1]	15.26%	25.82%	19.68%	[1]	19.56%	24.72%	18.75%	[1]	25.85%	24.56%	18.77%	[1]

[1]	(a)From November 7, 2013